Convertible Notes Payable (Tables)	6 Months Ended
Jun. 30, 2020
Debt Disclosure [Abstract]
Schedule of Convertible Notes Payable

At June 30, 2020 and December 31, 2019, the carrying amounts of the convertible notes including the remaining principal balance plus the fair value of the derivative liabilities associated with the variable share settlement feature and unamortized discounts is as follows (in thousands):

	Issuance Date	Stated Interest Rate	Maturity Date	Principal	Unamortized Discount	Variable Share Settlement Feature at Fair Value	Carrying amount
Convertible notes
GS Capital Partners (5)	1/17/2020	10%	1/17/2021	150	(82)	196	264
EMA Financial, LLC (6)	2/6/2020	10%	11/6/2020	125	(59)	187	253
Adar Alef, LLC (7)	2/10/2020	12%	2/10/2021	150	(92)	196	254
BHP Capital (8)	3/24/2020	10%	3/24/2020	100	(71)	90	119
Jefferson Street Capital, LLC (9)	3/24/2020	10%	3/24/2020	100	(71)	90	119
Auctus Fund (10)	4/1/2020	10%	3/30/2021	1,100	(825)	1,663	1,938
Eagle Equities (11)	4/2/2020	10%	3/31/2021	275	(207)	351	419
Platinum Point (12)	4/2/2020	10%	3/31/2021	103	(69)	92	126
Platinum Point (13)	4/2/2020	10%	4/20/2021	420	(340)	381	461
EMA Financial, LLC (14)	5/5/2020	10%	5/5/2020	250	(211)	415	454
Balance at June 30, 2020				$2,773	$(2,027)	$3,661	$4,407

	Issuance Date	Stated Interest Rate	Maturity Date	Principal	Unamortized Discount	Variable Share Settlement Feature at Fair Value	Carrying amount
Convertible notes
Adar Bays - Alef (1)	7/30/2019	10%	7/30/2020	$275	$(159)	$379	$495
JSJ Investments (2)	12/6/2019	10%	12/6/2020	255	(238)	422	439
Eagle Equities (3)	12/12/2019	12%	12/12/2020	210	(199)	285	296
BHP Capital (4)	12/20/2019	10%	12/20/2020	125	(114)	117	128

Balance at December 31, 2019				$865	$(710)	$1,203	$1,358

Schedule of Derivative Liabilities Valuation Using Binomial Lattice Model Assumptions

The fair value of the derivative liabilities was estimated using the Monte Carlo simulation model on the dates that the notes were issued and were subsequently revalued at June 30, 2020 and December 31, 2019, with the following weighted average assumptions:

	June 30, 2020	December 31, 2019

Stock Price	$7.00 – 12.10	$8.91 – 10.15
Risk Free Interest Rate	0.13 – 0.19%	1.52 – 1.60%
Expected life (years)	0.08 – 1.00	0.58 – 1.00
Expected dividend yield	—%	—%
Expected volatility	73.5 – 79.9%	90.0 – 95.3%

Fair Value - Note Variable Share Settlement Feature (in thousands)	$3,661	$1,203